LEASES - Future payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Less Current Portion of Lease Liability	$ (1,452,472)	$ (1,077,971)
Operating Lease Liabilities, Net of Current Portion	7,703,968	9,859,232
Finance leases
Less Current Portion of Lease Liability	(386,779)	(66,790)
Finance Lease Liabilities, Net of Current Portion	1,519,649	$ 214,017
Total leases
2024	2,954,427
2025	2,572,327
2026	2,427,115
2027	2,211,929
2028	1,330,975
Thereafter	3,921,793
Total Future Minimum Lease Payments	15,418,566
Less Imputed Interest	(4,355,698)
Present Value of Lease Liability	11,062,868
Less Current Portion of Lease Liability	(1,839,251)
Present Value of Lease Liability, Net of Current Portion	9,223,617
Third Parties
Operating leases
2024	1,399,456
2025	1,399,104
2026	1,372,745
2027	1,126,862
2028	537,353
Thereafter	1,600,852
Total Future Minimum Lease Payments	7,436,372
Less Imputed Interest	(2,132,007)
Present Value of Lease Liability	5,304,365
Less Current Portion of Lease Liability	(825,318)
Operating Lease Liabilities, Net of Current Portion	4,479,047
Finance leases
2024	575,578
2025	618,956
2026	483,475
2027	497,045
2028	187,959
Total Future Minimum Lease Payments	2,363,013
Less Imputed Interest	(456,585)
Present Value of Lease Liability	1,906,428
Less Current Portion of Lease Liability	(386,779)
Finance Lease Liabilities, Net of Current Portion	1,519,649
Related Parties
Operating leases
2024	979,393
2025	554,267
2026	570,895
2027	588,022
2028	605,663
Thereafter	2,320,941
Total Future Minimum Lease Payments	5,619,181
Less Imputed Interest	(1,767,106)
Present Value of Lease Liability	3,852,075
Less Current Portion of Lease Liability	(627,154)
Operating Lease Liabilities, Net of Current Portion	$ 3,224,921